Income Taxes (Net Deferred Tax Liability) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
Income Taxes [Abstract]
Deferred tax assets	$ 2	$ 2
Deferred tax liabilities	(1,962)	(1,998)
Net deferred tax liability	$ (1,960)	$ (1,996)	$ (1,967)